RELATED PARTIES - Revenue and operating transactions with related parties (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTIES
Total revenues from related parties	₽ 5,832	₽ 4,932	₽ 4,352
Total cost of services incurred on transactions with related parties	2,842	3,237	1,696
Total selling, general and administrative expenses incurred on transactions with related parties	2,694	3,188	2,948
Total operating income / (expense) incurred on transactions with related parties	2,147	5,190	878
Total other expense from related parties	278
Total finance income from related parties	1,289	1,662	1,398
Total Interest expense accrued on those finance lease obligations, related parties	442	447	135
Sistema's subsidiaries
RELATED PARTIES
Total revenues from related parties	4,371	3,740	2,057
Total cost of services incurred on transactions with related parties	599	507	441
Total selling, general and administrative expenses incurred on transactions with related parties	625	672	316
Total operating income / (expense) incurred on transactions with related parties			865
Total finance income from related parties	1,058	821	472
Total Interest expense accrued on those finance lease obligations, related parties	434	438	133
Sistema's associates
RELATED PARTIES
Total revenues from related parties	615	407	47
Total cost of services incurred on transactions with related parties	126	135	120
Total selling, general and administrative expenses incurred on transactions with related parties	(2)	25	21
Total operating income / (expense) incurred on transactions with related parties	(17)	(19)	1
Total Interest expense accrued on those finance lease obligations, related parties	7	8
The Group's associates
RELATED PARTIES
Total revenues from related parties	418	550	2,098
Total cost of services incurred on transactions with related parties	127	139	32
Total selling, general and administrative expenses incurred on transactions with related parties	30	91	1,218
Total operating income / (expense) incurred on transactions with related parties	4	6	7
Total other expense from related parties	278
Total finance income from related parties	(64)	474	922
Total Interest expense accrued on those finance lease obligations, related parties	1	1	2
Sistema
RELATED PARTIES
Total revenues from related parties	143	127	80
Total cost of services incurred on transactions with related parties	141	377	289
Total operating income / (expense) incurred on transactions with related parties	2,160	5,203	5
Total finance income from related parties	295	367	4
Other related parties
RELATED PARTIES
Total revenues from related parties	285	108	70
Total cost of services incurred on transactions with related parties	19	106	109
Total selling, general and administrative expenses incurred on transactions with related parties	38	28	23
Key management personnel of the Group and its parent
RELATED PARTIES
Total cost of services incurred on transactions with related parties	1,830	1,973	705
Total selling, general and administrative expenses incurred on transactions with related parties	₽ 2,003	₽ 2,372	₽ 1,370